Taxation (Value-Added Tax, Business Tax and Related Surcharges, Narrative) (Details) - PRC [Member]	12 Months Ended
Dec. 31, 2017
Business Tax, Related Surcharges and VAT [Line Items]
VAT rate, effective	6.00%
VAT rate, surcharge	12.00%
Business tax rate	5.00%
Business tax rate, surcharges	0.60%
Online advertising revenue [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Culture construction fee surcharge	3.00%
Cinema advertising business [Member]
Business Tax, Related Surcharges and VAT [Line Items]
Culture construction fee surcharge	3.00%